Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015	Sep. 26, 2015
Net loss before income taxes	$ (48,930)	$ (59,570)	$ (59,216)
Mainland Europe
Net loss before income taxes	(5,450)	854		$ (1,610)
North America
Net loss before income taxes	(5,906)	(19)
South America
Net loss before income taxes	1,146	(645)		(711)
UK
Net loss before income taxes	$ (38,720)	$ (59,760)		$ (56,895)